PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7   -       PROPERTY, PLANT AND EQUIPMENT, NET

	As of December 31,
	2 0 2 2	2 0 2 1
Cost:
Electronic equipment	64,135	48,861
Office furniture and equipment	6,301	4,602
Leasehold improvements	34,166	24,364
Land and building	5,181	-
	109,783	77,827

Accumulated depreciation:
Electronic equipment	43,414	36,932
Office furniture and equipment	2,833	883
Leasehold improvements	7,650	5,552
Land and building	-	-
	53,897	43,367
Net book value	55,886	34,460

Depreciation expenses amounted to $8,621, $6,475 and $5,875 for the years ended December 31, 2022, 2021 and 2020, respectively.